Statements of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net revenue from sales and services	R$ 81,241,102	R$ 89,297,975	R$ 90,697,983
Cost of products and services sold	(75,628,214)	(83,187,109)	(84,537,368)
Gross profit	5,612,888	6,110,866	6,160,615
Operating income (expenses)
Selling and marketing	(2,547,850)	(2,610,384)	(2,601,617)
Expected losses on doubtful accounts	(13,947)	(30,003)	(69,250)
General and administrative	(1,536,580)	(1,726,253)	(1,625,839)
Gain (loss) on disposal of property, plant and equipment and intangibles	76,150	(30,019)	(22,088)
Impairment		(593,280)
Other operating income, net	221,394	179,625	57,533
Operating income before finance income (expenses) and share of profit (loss) of joint ventures and associates	1,812,055	1,300,552	1,899,354
Share of profit (loss) of joint ventures and associates	(43,617)	(12,145)	(14,779)
Operating income before finance income (expenses) and income and social contribution taxes	1,768,438	1,288,407	1,884,575
Finance income	527,710	457,289	681,235
Finance expenses	(797,084)	(964,143)	(794,771)
Financial result, net	(269,374)	(506,854)	(113,536)
Income before income and social contribution taxes	1,499,064	781,553	1,771,039
Income and social contribution taxes
Current	(659,306)	(476,074)	(476,302)
Deferred	87,939	97,465	(162,417)
Income and social contribution taxes, total	(571,367)	(378,609)	(638,719)
Net income for the year	927,697	402,944	1,132,320
Income attributable to:
Shareholders of the Company	893,383	373,526	1,150,421
Non-controlling interests in subsidiaries	R$ 34,314	R$ 29,418	R$ (18,101)
Earnings per share (based on weighted average number of shares outstanding) – R$
Basic	R$ 0.8218	R$ 0.3437	R$ 1.0589
Diluted	R$ 0.8170	R$ 0.3418	R$ 1.0530